EMPLOYEE BENEFIT PLANS Defined Benefit Plan, Fair Value on Plan Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
defined benefit plan, fair value of plan assets excluding accrued interest and dividends [Line Items]
Defined Contribution Plan, Cost Recognized	$ 800	$ 0	$ 0
Defined Benefit Plan, Fair Value of Plan Assets Excluding Accrued Interest and Dividends	131,010	125,714
Fair Value, Inputs, Level 1 [Member]
defined benefit plan, fair value of plan assets excluding accrued interest and dividends [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets Excluding Accrued Interest and Dividends	124,984	125,714
Fair Value, Inputs, Level 2 [Member]
defined benefit plan, fair value of plan assets excluding accrued interest and dividends [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets Excluding Accrued Interest and Dividends	6,026	0
Fair Value, Inputs, Level 3 [Member]
defined benefit plan, fair value of plan assets excluding accrued interest and dividends [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets Excluding Accrued Interest and Dividends	$ 0	$ 0